Statement of Changes in Net Assets Available for Benefits - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 62,490,946
Rollover	2,115,508
Employer	22,245,913
Total contributions	86,852,367
Investment income:
Dividends	31,911,370
Net appreciation in fair value of investments	141,814,042
Net investment income	173,725,412
Total additions	260,577,779
Deductions:
Benefits paid to participants	(89,652,824)
Administrative expenses	(893,048)
Total deductions	(90,545,872)
Net increase in net assets	170,031,907
Beginning of year	1,058,809,107
End of year	$ 1,228,841,014